BlackRock 60/40 Target Allocation ETF V.I. Fund
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security Shares Value
Affiliated Investment Companies — 123.7%
*
Equity Funds — 64.3%
iShares Core S&P 500 ETF ............ 102,218 $ 40,664,365
iShares Core S&P Small-Cap ETF
(a)
....... 105,244 11,422,131
iShares ESG Aware MSCI EM ETF
(a)
...... 381,364 16,516,875
iShares ESG Aware MSCI USA ETF ...... 431,390 39,200,409
iShares Global Tech ETF
(a)
............. 28,134 8,657,394
iShares MSCI EAFE Growth ETF
(a)
....... 144,223 14,488,643
iShares MSCI EAFE Value ETF .......... 433,095 22,074,852
iShares MSCI USA Min Vol Factor ETF ..... 43,308 2,996,481
iShares MSCI USA Momentum Factor ETF
(a)
. 37,914 6,098,846
iShares MSCI USA Value Factor ETF
(a)
..... 113,367 11,615,583
iShares U.S. Energy ETF .............. 214,052 5,614,584
iShares U.S. Medical Devices ETF
(a)
...... 12,807 4,230,921
183,581,084
Security Shares Value
Fixed Income Funds — 35.5%
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(a)
..................... 407,627 $ 22,289,044
iShares Core Total USD Bond Market ETF .. 531,448 28,033,882
iShares Fallen Angels USD Bond ETF
(a)
.... 182,031 5,322,586
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(a)
..................... 91,535 11,904,127
iShares U.S. Treasury Bond ETF
(a)
........ 1,285,332 33,662,845
101,212,484
Short-Term Securities — 23.9%
(b)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ..................... 1,373,210 1,373,210
SL Liquidity Series, LLC, Money Market Series,
0.16%
(c)
........................ 66,879,193 66,899,256
68,272,466
Total Affiliated Investment Companies — 123.7%
(Cost: $319,362,271) .............................. 353,066,034
Liabilities in Excess of Other Assets — (23.7) % ............ (67,562,602)
Net Assets — 100.0% ............................... $ 285,503,432
(a)
All or a portion of this security is on loan.
(b)
Annualized 7-day yield as of period end.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,321,139 $ 52,071 $ — $ — $ — $ 1,373,210 1,373,210 $ 77 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 49,449,031 17,461,175 — (5,113) (5,837) 66,899,256 66,879,193 50,409
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
..... 9,800,045 99,754 (9,908,160) 501,990 (493,630) — — — —
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. 14,418,735 10,427,153 (2,437,458) 28,298 (147,683) 22,289,044 407,627 41,470 —
iShares 20+ Year Treasury Bond
ETF
(c)
................ 2,286,927 24,914 (2,216,568) 56,171 (151,445) — — — —
iShares Core MSCI EAFE ETF
(c)
5,848,261 50,215 (6,094,334) 1,013,397 (817,540) — — — —
iShares Core S&P 500 ETF .... 50,318,026 2,732,224 (14,803,935) 4,612,920 (2,194,870) 40,664,365 102,218 133,466 —
iShares Core S&P Small-Cap ETF 6,303,329 4,134,499 (425,990) 142,265 1,268,028 11,422,131 105,244 27,867 —
iShares Core Total USD Bond
Market ETF ............ — 28,799,499 (89,853) (2,288) (673,476) 28,033,882 531,448 83,160 —
iShares ESG Aware MSCI EM
ETF .................. 19,215,379 1,106,944 (4,516,936) 1,618,693 (907,205) 16,516,875 381,364 — —
iShares ESG Aware MSCI USA
ETF .................. 40,110,713 2,524,628 (5,545,907) 1,602,279 508,696 39,200,409 431,390 116,858 —
iShares Fallen Angels USD Bond
ETF .................. — 5,340,091 (11,602) (201) (5,702) 5,322,586 182,031 19,602 —
iShares Global Tech ETF ..... 8,532,222 539,778 (619,155) 264,089 (59,540) 8,657,394 28,134 — —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 30,519,133 1,640,334 (18,753,870) (40,717) (1,460,753) 11,904,127 91,535 87,482 —
iShares MBS ETF
(c)
......... 9,770,623 486,726 (10,160,898) (108,057) 11,606 — — 24,633 —
iShares MSCI EAFE Growth ETF 19,127,491 1,245,282 (5,786,818) 1,543,190 (1,640,502) 14,488,643 144,223 — —
iShares MSCI EAFE Value ETF . — 21,644,243 (110,151) 1,389 539,371 22,074,852 433,095 — —
iShares MSCI USA Min Vol Factor
ETF .................. 5,126,841 204,581 (2,368,579) 164,949 (131,310) 2,996,481 43,308 11,819 —
iShares MSCI USA Momentum
Factor ETF ............. — 8,440,632 (2,046,004) (82,990) (212,792) 6,098,846 37,914 3,479 —

BlackRock 60/40 Target Allocation ETF V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
iShares MSCI USA Value Factor
ETF .................. $ 10,529,842 $ 721,457 $ (1,497,116) $ 445,840 $ 1,415,559 11,615,583 113,367 $ 52,721 $ —
iShares U.S. Energy ETF ..... — 5,637,078 — — (22,494) 5,614,584 214,052 25,026 —
iShares U.S. Medical Devices ETF 8,060,417 308,162 (4,257,916) 1,121,815 (1,001,556) 4,230,921 12,807 282 —
iShares U.S. Treasury Bond ETF 22,361,262 12,640,876 (123,819) (26) (1,215,448) 33,662,845 1,285,332 47,410 —
$ 12,877,893 $ (7,398,523) $ 353,066,034 $ 725,761 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Glossary of Terms Used in this Report
Portfolio Abbreviations
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

BlackRock 60/40 Target Allocation ETF V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 i nvestments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Affiliated Investment Companies ................................ $ 284,793,568 $ — $ — $ 284,793,568
Short-Term Securities ....................................... 1,373,210 — — 1,373,210
Subtotal ....................................................
$ 286,166,778 $ — $ — $ 286,166,778
Investments Valued at NAV
(a)
...................................... 66,899,256
$ —
Total Investments .............................................. $ 353,066,034
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.